Debentures (Details Narrative) (10 Q) - USD ($)		12 Months Ended
	Dec. 11, 2020	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Dec. 03, 2020	Dec. 31, 2019	Aug. 19, 2019
Debt instrument conversion description		The principal amount under the debentures is convertible into shares of our common stock at any time at the option of the holder; provided, that, if on or before the maturity date, the Canadian Public Offering is consummated, 100% of the outstanding principal amount of the debentures will be automatically converted into common shares of Qualcan Canada.
Debt instrument, interest rate percentage		8.00%					5.00%
Debt conversion converted instrument amount	$ 6,999,987
Debt conversion, converted instrument, shares issued	16,955,336
Shares issued price per share					$ 0.001
Convertible debentures		$ 441,646	$ 441,646	$ 441,646		$ 7,392,240
Canada, Dollars
Debt instrument conversion price	$ 0.30
Shares issued price per share	$ 0.80
First 2019 Private Placement [Member]
Debt instrument conversion price		$ 0.23
First 2019 Private Placement [Member] | Canada, Dollars
Debt instrument conversion price		0.30
Second 2019 Private Placement [Member]
Debt instrument conversion price		0.60
Second 2019 Private Placement [Member] | Canada, Dollars
Debt instrument conversion price		$ 0.80